SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Related Party Agreements and Transactions in the Consolidated Statements of Income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2024	2023	2022
Revenues
Power purchase and revenue agreements	$—	$14	$21

Other income
Gain on disposition	$23	$—	$—
Distribution income	3	8	—
	$26	$8	$—

Direct operating costs
Energy marketing fee & other services	$(12)	$(5)	$(1)

Interest expense
Borrowings	$(63)	$(35)	$—
Contract balance accretion	(30)	(26)	(20)
	$(93)	$(61)	$(20)

Other
Other related party services (expense) income	$5	$3	$(5)
Financial instrument gain	3	21	5
	$8	$24	$—

Management service costs	$(204)	$(205)	$(243)

Current income tax
Investment tax credits	$131	$—	$—
Brookfield Renewable, together with its institutional partners intends to finance the total tender offer for the outstanding shares and convertible bonds of Neoen, totaling €2,921 million ($3,024 million) and €481 million ($498 million) respectively as follows:

(US MILLIONS)
Brookfield Renewable	$54
Capital contributions from participating non-controlling interests	1,897
Due to related parties	950
Non-recourse borrowings	621
Total	$3,522